Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue And Other Operating Income [Abstract]
Unbilled sales	$ 958,321	$ 1,051,011	$ 803,499